Deferred Charges	12 Months Ended
Dec. 31, 2016
Deferred Charges Disclosure [Abstract]:
Deferred Charges

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Dry-docking and Special Survey Costs
Balance, January 1, 2014	19,910
Additions	10,150
Amortization	(7,814)
Write-off	(1,473)
Balance, December 31, 2014	20,773
Additions	9,461
Amortization	(7,425)
Balance, December 31, 2015	22,809
Additions	5,868
Amortization	(7,920)
Write-off	(72)
Transfer to vessel held for sale	(318)
Balance, December 31, 2016	20,367

During the years ended December 31, 2014, 2015and 2016, eleven, ten and six vessels, respectively, underwent and completed their special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.